Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ALYA
Entity Registrant Name	Alithya Group Inc
Entity Central Index Key	0001734520
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Class A Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	48,496,492
Class B Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,168,984